Annual Fund Operating Expenses	Apr. 30, 2026
Muzinich Dynamic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.26%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.70%	[2]
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Supra Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.26%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.61%	[2]
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.44%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.41%)
Net Expenses (as a percentage of Assets)	0.59%	[4]
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.44%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.41%)
Net Expenses (as a percentage of Assets)	0.59%	[4]
Muzinich Low Duration Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.14%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%	[6]
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	0.61%	[7]
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Supra Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.14%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.60%	[6]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.51%	[7]

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.60%, of the Dynamic Income Fund’s average daily net assets indefinitely, but at least through April 30, 2027 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2027, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.58% of the Flexible U.S. High Yield Income Fund’s average daily net assets indefinitely, but at least through April 30, 2027 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2027, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the expenses were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.
[5]	Other expenses for Institutional Class are based on estimated amounts for the current fiscal year.
[6]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50% of the Low Duration Fund’s average daily net assets indefinitely, but at least through April 30, 2027 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2027, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.